EQUITY (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Capital reserve	R$ 2,338,476	R$ 141,834	R$ 141,834
Other equity transactions	(77,825)	(67,531)
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Capital reserve	2,260,651	74,303	142,080
Other equity transactions	(77,825)	(67,531)	246
Share based payment	195,655	205,949	214,711
Acquisition of non-controlling entities	(273,260)	(273,260)	(214,245)
Capital transactions with subsidiaries	R$ (220)	R$ (220)	R$ (220)